INTANGIBLE ASSETS (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Disclosure of Intangible assets

Cost	Balance at 12/31/2022	Additions	Derecognitions	Balance at 12/31/2023
Software	4,409	-	-	4,409
Total Cost	4,409	-	-	4,409
Accumulated amortization (Note 13)

Software	(4,399)	-	-	(4,399)
Total Amortization	(4,399)	-	-	(4,399)
Total Carrying amount	10	-	-	10

Cost	Balance at 12/31/2021	Additions	Derecognitions	Balance at 12/31/2022
Service concession arrangement	200	-	(200)	-
Software	4,392	17	-	4,409
Total Cost	4,592	17	(200)	4,409
Accumulated amortization (Note 13)

Service concession arrangement	(103)	(97)	200	-
Software	(4,020)	(379)	-	(4,399)
Total Amortization	(4,123)	(476)	200	(4,399)
Total Carrying amount	469	(459)	-	10

Cost	Balance at 12/31/2021	Additions	Derecognitions	Balance at 12/31/2022
Service concession arrangement	200	-	(200)	-
Software	4,392	17	-	4,409
Total Cost	4,592	17	(200)	4,409
Accumulated amortization (Note 13)

Service concession arrangement	(103)	(97)	200	-
Software	(4,020)	(379)	-	(4,399)
Total Amortization	(4,123)	(476)	200	(4,399)
Total Carrying amount	469	(459)	-	10

Cost	Balance at 12/31/2020	Additions	Derecognitions	Balance at 12/31/2021
Service concession arrangement	200	-	-	200
Software	4,392	-	-	4,392
Total Cost	4,592	-	-	4,592
Accumulated amortization (Note 13)

Service concession arrangement	(3)	(100)	-	(103)
Software	(3,461)	(559)	-	(4,020)
Total Amortization	(3,464)	(659)	-	(4,123)
Total Carrying amount	1,128	(659)	-	469

Disclosure of accumulated amortization and impairment losses of intangible assets

Balance as of 12/31/2022	Useful life (in years)	Accumulated amortization	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Software	4	Straight line	4,409	(4,399)	-	10
Total intangible assets			4,409	(4,399)	-	10

Balance as of 12/31/2021	Useful life (in years)	Accumulated amortization	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangement			200	(103)	-	97
Of which: with definite useful life	2	Straight line	200	(103)	-	97
Software	4	Straight line	4,392	(4,020)	-	372
Total intangible assets			4,592	(4,123)	-	469